Advance Payments and Others	12 Months Ended
Dec. 31, 2025
Advance Payments and Others
Advance Payments and Others
4.	Advance Payments and Others

The Company’s advance payments and others as of December 31, 2025 and 2024, consisted of the following:

	Year Ended December 31,
	2025	2024
Input VAT	$4,273	$2,680
Prepayments for purchase of raw materials	2,093	2,804
Other receivables due from related parties	2,118	1,530
Prepaid income tax	409	1,350
Employee advances	890	749
Others	5,035	3,961
Total advance payments and others	14,818	13,074
Less: Allowance for credit losses	(79)	(34)
Advance payments and others, net	$14,739	$13,040